INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	At December 31, 2022 and 2021, inventories consist of the following:
	December 31
	2022	2021
Finished Goods	$583,358	$185,012
	$583,358	$185,012